FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	US Dollars
Figures in millions	2023	2022	2021
Finance costs
Finance costs on bonds, bank loans and other	113	102	109
Amortisation of fees	6	8	6
Lease finance charges	12	11	9
Less: interest capitalised	—	(2)	(14)
	131	119	110
Unwinding of obligations	26	30	6
Total finance costs and unwinding of obligations	157	149	116
The interest included within finance costs is calculated at effective interest rates.